--------------------------------------------------------------------------------


CLARION CMBS VALUE
    FUND, INC.


--------------------------------------------------------------------------------






                                                                   ANNUAL REPORT
                                                                OCTOBER 31, 1999

--------------------------------------------------------------------------------
CLARION CMBS VALUE FUND, INC.
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

Frank L. Sullivan Jr.
Chairman of the Board of Directors

Daniel Heflin
President, Chief Executive Officer and Director

Fredrick D. Arenstein
Treasurer, Compliance Officer and
Chief Financial Officer

Joanne Vitale
Secretary and Director

Robert Kopchains
Vice President

Paul S. Schreiber
Assistant Secretary

E. Robert Roskind
Director

Stephen Asheroff
Director
--------------------------------------------------------------------------------

INVESTMENT ADVISER
         Clarion Capital, LLC
         335 Madison Avenue
         New York, NY  10017

--------------------------------------------------------------------------------

ADMINISTRATOR
         State Street Bank and Trust Company
         2 Avenue de Lafayette
         Boston, MA  02111

--------------------------------------------------------------------------------

CUSTODIAN
         Investors Fiduciary Trust Company
         801 Pennsylvania Avenue
         Kansas City, MO 64105

--------------------------------------------------------------------------------

LEGAL COUNSEL
         Shearman & Sterling
         599 Lexington Avenue
         New York, NY 10022

                          CLARION CMBS VALUE FUND, INC.
          c/o Clarion Capital / 335 Madison Avenue / New York, NY 10017
                                Tel 212-883-2500




December 1999

CLARION CMBS VALUE FUND

Dear Shareholder,


Enclosed is the Annual Report for the Clarion CMBS Value Fund, Inc. (the "Fund"). This report covers the period from November 1, 1998 through October 31, 1999. The Fund is a non-diversified, open-end management investment company which was initially capitalized on December 21, 1994 with the sale of 10,011,100 shares of common stock. As of October 31, 1999, the Fund had investments in commercial mortgage backed securities with a net investment value of $96,588,023 ($117,481,981 par amount) and investments in cash equivalents and other net assets with a net investment value of $2,661,693.

For the period November 1, 1998 through October 31, 1999, the Fund generated an annual gross total return of 3.8%. This compares to a total return of 1.4% for the Lehman Brothers Aggregate Intermediate Index and -11.2% for the NAREIT Index. While the Fund was affected by spread widening brought about by the market dislocation experienced in the fall of 1998, it has benefited from the high current income generated by its investments. Currently, the Fund has an average yield to maturity (7.4 years) of 11.5% with a BB+ average credit quality, representing excellent value. Given its superior yield, the Fund is positioned to continue to outperform all relevant indices moving forward.

From a credit perspective, the Fund's seasoned portfolio continues to offer strong downside protection. The Fund currently invests in a diversified portfolio of 31 securities, which are backed by more than 5000 loans. The average mortgage origination date of the loans underlying the portfolio is 1995. As these mortgages have paid down, the portfolio's subordination level has increased to 22%, resulting in an effective LTV (average origination date LTV less subordination) on the current portfolio of 53%.

Given its strong credit quality, the Fund is expected to continue to benefit from credit upgrades, as mortgages pay down and subordination levels increase. Over the past two years, the Fund has experienced five credit upgrades based on the credit quality of its underlying portfolio, and has never had a downgrade. These upgrades have resulted in additional capital gains, adding to the Fund's total return. Adding to the Fund's return potential is the anticipated spread compression in the commercial mortgage sector. CMBS spreads remain at historically wide levels and are expected to tighten, resulting in substantial capital appreciation.

In summary, we continue to believe that the Clarion CMBS Value Fund offers one of the best risk-adjusted returns in today's market.



Daniel Heflin
President

[GRAPH]

  COMPARISON OF VALUE OF A $10,000 INVESTMENT IN CLARION CMBS VALUE FUND, INC.
                vs. LEHMAN BROTHERS AGGREGATE INTERMEDIATE INDEX


           Clarion CMBS   Lehman Brothers Aggregate     As of
            Value Fund       Intermediate Index         12/94
            10,000.00           10,000.00
            10,030.09           10,000.00
            10,201.12           10,223.47
            10,462.78           10,499.74
            10,544.04           10,567.57
            10,687.08           10,732.36                04/95
            11,119.03           11,125.57
            11,233.04           11,209.83
            11,201.92           11,219.32
            11,317.45           11,346.51
            11,508.29           11,451.22
            11,777.06           11,591.63                10/95
            12,016.79           11,763.26
            12,183.26           11,918.64
            12,286.22           12,034.50
            12,113.66           11,886.29
            12,160.16           11,822.28
            12,136.64           11,776.98                04/96
            12,184.05           11,755.80
            12,387.77           11,918.94
            12,460.54           11,964.30
            12,545.38           11,971.50
            12,793.45           12,182.43
            13,175.56           12,445.13                10/96
            13,517.41           12,643.10
            13,488.74           12,555.47
            13,515.52           12,631.59
            13,760.12           12,667.74
            13,714.25           12,552.38
            14,067.41           12,747.41                04/97
            14,490.04           12,878.96
            14,813.69           13,030.02
            14,550.63           13,329.33
            14,565.52           13,267.29
            14,934.39           13,452.05
            15,182.40           13,624.67                10/97
            15,175.25           13,664.90
            15,187.53           13,798.08
            15,504.97           13,987.66
            15,515.61           13,993.26
            15,650.26           14,051.51
            15,574.07           14,136.79                04/98
            15,733.72           14,251.73
            15,872.08           14,346.03
            15,889.19           14,413.97
            16,000.29           14,630.71
            16,142.20           14,964.30
            15,416.88           14,944.37                10/98
            15,207.37           14,978.57
            15,377.52           15,048.67
            15,508.48           15,154.94
            15,335.45           14,975.48
            15,464.48           15,097.96
            15,570.11           15,161.52                04/99
            15,704.24           15,043.42
            15,689.95           15,025.97
            15,681.80           14,964.86
            15,693.63           14,972.09
            15,885.04           15,183.84
            15,874.01           15,252.09                10/99


The Lehman Brothers Aggregate Intermediate Index represents securities with a maturity from 1 up to (but not including) 10 years that are U.S. domestic, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Unlike the returns of the Fund, the total return of the Lehman Brothers Aggregate Intermediate Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.



PERFORMANCE INFORMATION

                                        ONE YEAR ENDED         INCEPTION TO
                                       OCTOBER 31, 1999    OCTOBER 31, 1999 (a)
                                       ----------------    --------------------
Clarion CMBS Value Fund, Inc.                2.97%                 9.65%


(a) Average annual total return from commencement of Fund operations (December 21, 1994)

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN THE FUND AND THE RETURN ON INVESTMENT WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

CLARION CMBS VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999

                                                                                 FACE
                                                                                AMOUNT                VALUE (a)
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE SECURITIES (97.32%)
-----------------------------------------------------------------------------------------------------------------------------------
CBM Funding Corp.,
     1996-1 Class C 7.860%, 2/1/08 ......................................... $  3,000,000         $   2,928,864
CBM Funding Corp.,
     1996-1 Class D 8.645%, 2/1/08 .........................................      960,000               925,471
CS First Boston Mortgage Securities Corp.,
     1995-WF1 Class D 7.532%, 12/21/27......................................    3,000,000             2,945,592
CS First Boston Mortgage Securities Corp.,
     1995-WF1 Class E 8.251%, 12/21/27 .....................................    2,000,000             1,792,686
CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.,
     REMIC 1995-T1 Class D 8.400%, 1/25/05 (b) .............................    5,839,000             5,034,701
CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.,
     REMIC 1995-T1 Class E 8.400%, 1/25/05 (b) .............................   11,087,000             8,693,250
CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.,
     REMIC 1995-T1 Class F 8.400%, 1/25/05 (b) (c) .........................    9,139,184             4,326,115
Chase Commercial Mortgage
     1997-2 6.600%, 8/19/12 ................................................    5,800,000             4,053,150
DLJ  Commercial Mortgage Corp.,
     1998-CF1 Class B4 7.60%, 1/15/13 (b) ..................................    2,100,000             1,487,913
DLJ  Commercial Mortgage Corp.,
     1998-CF1 Class B3 7.60%, 1/15/13 (b)...................................   10,000,000             7,793,500
DLJ Mortgage Acceptance Corp.,
     1995-CF2 Class B2 8.8196%, 12/17/27 (b) ...............................    2,000,000             1,979,108
DLJ Mortgage Acceptance Corp.,
     1996-CF1 Class B2 8.2622%, 5/12/09 (b) ................................    1,000,000               962,134
EQI Financing Partnership,
     1997-1 Class C 7.580%, 2/20/17 (b) ....................................    5,000,000             4,426,155
FFCA Secured Assets Corp.,
     1996-C1 Class D 8.910%, 6/25/14 (b) ...................................    2,000,000             1,930,680
Federal Deposit Insurance Corp.,
     REMIC Trust 1994-C1 Class IIE 8.700%, 9/25/25..........................    3,035,390             3,088,203
First Union - Lehman Brothers,
     CMO 7.120%, 11/18/12...................................................    1,000,000               831,155
GMAC Commercial Mortgage Securities Inc.,
     1997-C1 Class G 7.414%, 12/15/13 (b) ..................................   10,000,000             6,953,720
J.P. Morgan Commercial Mortgage Finance Corp.,
     1996-C3 Class E 8.2179%, 4/25/28 ......................................      500,000               484,554
LB Commercial Conduit Mortgage Trust,
     1998-C1 Class E 7.000%, 11/18/12 (b) ..................................    1,000,000               820,552
LB Commercial Conduit Mortgage Trust,
     1996-C2 Class E 7.9047%, 10/25/26 .....................................    1,944,050             1,820,484
LB Mortgage Trust,
     1992-M1 Class BE1 8.000%, 2/25/24 .....................................    1,210,369             1,204,317


                       See Notes to Financial Statements.

                                       4


CLARION CMBS VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS --(CONTINUED)
OCTOBER 31, 1999

                                                                                 FACE
                                                                                AMOUNT                VALUE (a)
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE SECURITIES--(CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors,
     1995-C2 Class D 7.689%, 6/15/21 ....................................... $    979,811        $      966,377
Midland Realty Acceptance Corp.,
     1996-C1 Class E 8.1799%, 8/25/28 ......................................    2,784,000             2,586,027
Morgan Stanley Capital
     1997-HF1 Class F 6.860%, 2/15/10 .....................................     5,680,000             4,427,441
Morgan Stanley Capital,
     1999-WF1 6.979%, 8/15/10 ..............................................    2,000,000             1,748,104
Morgan Stanley Capital I,
     1999-1NYP Class F 7.4188%, 5/3/06 (b) .................................    2,000,000             1,877,762
Mortgage Capital Funding, Inc.,
     1995-MC1 Class A4 8.350%, 5/25/27 .....................................    4,575,500             4,559,207
Nationslink Funding Corp.,
     98-1, F 7.05%, 2/20/08 (b) ............................................    5,000,000             3,784,490
Prudential Securities Secured Financing Corp.,
     1995-MCF2 Class F 8.5492%, 12/26/22 (b) ...............................    5,557,000             5,166,632
Resolution Trust Corp.,
     1995-C2 Class F 7.000%, 5/25/27........................................    3,094,142             2,906,891
Resolution Trust Corp.,
     1994-C2 Class G 8.000%, 4/25/25........................................    4,196,535             4,082,788

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL MORTGAGE SECURITIES
      (COST $101,950,547)...................................................                         96,588,023
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (1.18%)
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (1.18%)
       State Street Bank and Trust Company 4.250%, due 11/1/99
       (Collateralized by $1,175,000 U.S. Treasury Note,
           6.500%, due 10/15/06) (COST $1,171,000).........................     1,171,000             1,171,000
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.50%)
    (COST $103,121,547) (d)................................................                          97,759,023
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES (1.50%)...................................                           1,490,693
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100.00%).......................................................                         $99,249,716
===================================================================================================================================

(a)      See Note A to Financial Statements.
(b) 144A Security. Restricted as to public resale. Value of restricted securities at October 31, 1999 was $55,236,712 or 55.65% of net assets. (Cost $59,098,891)
(c)      Security is deemed illiquid at October 31, 1999.
(d) The cost for federal income tax purposes was $103,121,547. At October 31, 1999, net unrealized depreciation for all securities based on tax cost was $5,362,524. This consisted of aggregate gross unrealized appreciation for all securities of $1,789,256 and aggregate gross unrealized depreciation for all securities of $7,151,780.


                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999

----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost.........................................................             $    103,121,547
                                                                                             ================
   Investments, at Value........................................................             $      97,759,023
   Receivable for fund shares sold..............................................                      450,000
   Interest Receivable..........................................................                    1,343,323
   Paydown Receivable...........................................................                      377,409
   Prepaid Expenses.............................................................                          149
---------------------------------------------------------------------------------------------------------------------------------
Total Assets....................................................................                   99,929,904
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable to Custodian.........................................................                      398,417
   Accrued Advisory Fee - Note B................................................                      125,317
   Other Liabilities............................................................                      156,454
---------------------------------------------------------------------------------------------------------------------------------
        Total Liabilities.......................................................                      680,188
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS......................................................................             $     99,249,716
=================================================================================================================================
NET ASSETS CONSIST OF:
   Paid in Capital .............................................................                  106,728,180
   Dividends Paid in Excess of Net Investment Income............................                     (523,542)
   Accumulated Net Realized Loss................................................                   (1,592,398)
   Unrealized Depreciation......................................................                   (5,362,524)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS......................................................................             $     99,249,716
=================================================================================================================================
COMMON STOCK
   Shares Issued and Outstanding, ($0.01 par value) (Authorized 250,000,000)                       12,195,302
   Net Asset Value Per Share....................................................             $           8.14
=================================================================================================================================


                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1999

---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Interest..............................................................                        $     9,304,070
    -----------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Fees - Note B.....................................                        $       657,158
    Administrative Fees - Note C..........................................                                 60,000
    Custodian Fees - Note D...............................................                                 72,510
    Audit Fees............................................................                                 20,000
    Legal Fees............................................................                                130,000
    Transfer Agent Fees...................................................                                 20,000
    Directors' Fees - Note F..............................................                                  5,200
---------------------------------------------------------------------------------------------------------------------
       Total Expenses.....................................................                                964,868
       Less Fee Waived....................................................                               (156,058)
---------------------------------------------------------------------------------------------------------------------
       Net Expenses.......................................................                                808,810
---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME.....................................................                              8,495,260
---------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS..........................................                             (1,592,398)
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS......................                             (3,892,957)
---------------------------------------------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS...................................................                             (5,485,355)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................                        $     3,009,905
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------






                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                                                            YEAR                     YEAR
                                                                            ENDED                    ENDED
                                                                      OCTOBER 31, 1999         OCTOBER 31, 1998
                                                                      ----------------         ----------------

----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income......................................        $    8,495,260           $     8,186,971
   Net Realized Gain/(Loss)...................................            (1,592,398)                  426,252
   Net Change in Unrealized Appreciation/(Depreciation).......            (3,892,957)               (6,693,840)
----------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations.....             3,009,905                 1,919,383
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
----------------------------------------------------------------------------------------------------------------
   Net Investment Income.....................................             (8,368,404)               (8,186,971)
   In Excess of Net Investment Income.........................                     -                   (41,270)
   Net Realized Gain..........................................                     -                (3,106,063)
   Return of Capital..........................................                     -                (3,486,411)
----------------------------------------------------------------------------------------------------------------
       Total Distributions....................................            (8,368,404)              (14,820,715)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   Issued - Regular...........................................               850,000                     -
         - In Lieu of Cash Distributions......................                15,400                 4,030,045
----------------------------------------------------------------------------------------------------------------
     Net Increase from Capital Share Transactions.............               865,400                 4,030,045
----------------------------------------------------------------------------------------------------------------
   Total Decrease.............................................            (4,493,099)               (8,871,287)
Net Assets:
   Beginning of Year..........................................           103,742,815               112,614,102
----------------------------------------------------------------------------------------------------------------
    End of Year (including distributions in excess of
    net investment income of $523,542 and $650,398,
    respectively) ............................................       $    99,249,716           $   103,742,815
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

(1) Shares Issued and Redeemed:
    Shares Issued.............................................               104,251                        -
    In Lieu of Cash Distribution..............................                 1,862                   430,789
----------------------------------------------------------------------------------------------------------------
                                                                             106,113                   430,789
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------





                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
STATEMENT OF CASH FLOWS
For the Year Ended October 31, 1999


----------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net increase in net assets from operations.......................................           $     3,009,905
   Adjustment to reconcile net increase in net assets from operations to net cash provided by operating activities:
     Purchase of investment securities..............................................               (38,385,840)
     Proceeds from sale of investment securities....................................                28,478,864
     Net decrease in short-term securities..........................................                 6,113,000
     Principal paydowns.............................................................                 3,748,946
     Increase in interest receivable................................................                  (339,257)
     Increase in payable to Custodian...............................................                   398,417
     Increase in accrued expenses...................................................                    86,488
     Unrealized depreciation on investments.........................................                 3,892,957
     Net realized loss on investments...............................................                 1,592,398
     Decrease in other assets.......................................................                     7,204
----------------------------------------------------------------------------------------------------------------
       Net Cash Provided by Operating Activities....................................                 8,603,082
----------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES: *
   Cash Subscriptions Received......................................................                   400,000
   Cash Distributions Paid..........................................................                (9,003,402)
----------------------------------------------------------------------------------------------------------------
       Net Cash Used for Financing Activities.......................................                (8,603,402)
----------------------------------------------------------------------------------------------------------------
     Net Decrease in Cash...........................................................                      (320)
CASH AT BEGINNING OF YEAR...........................................................                       320
----------------------------------------------------------------------------------------------------------------
CASH AT END OF YEAR.................................................................           $             -
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

* Non-cash financing activities not included herein consist of reinvestment of dividends of $15,400.





                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
FINANCIAL HIGHLIGHTS


                                                               YEAR           YEAR           YEAR            YEAR       DECEMBER 21,
                                                              ENDED          ENDED          ENDED           ENDED       1994 (2) TO
PER SHARE OPERATING PERFORMANCE                             OCTOBER 31,    OCTOBER 31,    OCTOBER 31,     OCTOBER 31,    OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 1999           1998         1997 (1)          1996           1995
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................    $     8.58     $     9.66      $    9.25      $    10.82     $    10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income..............................          0.70           0.68           0.81            0.93          0.75
   Net Realized and Unrealized Gain (Loss)............         (0.45)         (0.52)          0.40            0.06          0.78
------------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations...............          0.25           0.16           1.21            0.99          1.53
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income..............................         (0.69)         (0.68)         (0.80)          (0.98)        (0.71)
   In Excess of Net Investment Income.................             -              -              -           (0.06)            -
   Net Realized Gain..................................             -          (0.27)             -           (0.48)            -
   Return of Capital..................................             -          (0.29)             -           (1.04)            -
------------------------------------------------------------------------------------------------------------------------------------
       Total Distributions............................         (0.69)         (1.24)         (0.80)          (2.56)        (0.71)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD........................    $     8.14     $     8.58      $    9.66       $    9.25     $    10.82
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN
     Net Asset Value (3) (4)..........................          3.10%          1.55%         13.65%          10.26%       15.69% (5)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands).................    $   99,250     $  103,743      $  112,614    $   107,833   $    115,796
Ratio of Net Expenses to Average Net Assets...........         0.80%         0.80%          0.79%           0.80%         0.80% (6)
Ratio of Net Investment Income to Average Net Assets..         8.40%         7.42%          8.56%           9.03%         8.30% (6)
Ratio of Voluntary Waived Fees and Expenses
     Assumed by the Adviser to Average Net Assets.....         0.15%         0.13%          0.10%           0.08%         0.05% (6)
Portfolio Turnover Rate...............................           29%            6%            42%            25%         72% (5)
------------------------------------------------------------------------------------------------------------------------------------


(1) Effective July 21, 1997, Clarion Capital became the investment adviser to the Fund.
(2)  Commencement of Operations.
(3) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value. The Fund's shares are not traded, therefore market value total investment return is not calculated.
(4) Total return would have been lower had certain fees not been waived during the periods.
(5)  Not annualized.
(6)  Annualized.



                       See Notes to Financial Statements.

                          CLARION CMBS VALUE FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS


Clarion CMBS Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Prior to July 8, 1999, the Fund was registered as a closed-end management investment company. The objective of the Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

Effective May 11, 1999, the Fund changed its name from 13A Commercial Mortgage Securities Fund, Inc. to the Clarion CMBS Value Fund, Inc.

The Fund's common stock is not registered under the Securities Act of 1933. The Fund has two classes of shares, Class A and Class X. Class A Shares are offered on a private placement basis only. Class X Shares are owned by investors who received their interests in the Fund at the time the Fund was a closed-end Fund. There were no Class A Share transactions during the year ended October 31, 1999 and no shares were outstanding as of October 31, 1999.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. SECURITY VALUATION: Commercial mortgage securities' and other fixed income securities' valuations are based on information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities and various relationships between securities. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

          The value of commercial mortgage securities for which no quotations are readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements.

          2. FEDERAL INCOME TAXES: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          4. DISTRIBUTIONS TO SHAREHOLDERS: The Fund will distribute substantially all of its net investment income monthly. Any realized net capital gains will be distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested

                          CLARION CMBS VALUE FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

          in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Directors elects to pay such distributions in shares of the Fund's common stock.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments of distributions.

          5. RESTRICTED SECURITIES: The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

          6. OTHER: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis.

B. ADVISORY SERVICES: Clarion Capital provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.65% of the Fund's average monthly net assets. The Advisor has waived its fee to the extent necessary to limit the Fund's total expenses to 0.80% of average net assets.

C. ADMINISTRATION SERVICES: The Fund engages State Street Bank and Trust Company (the "Bank") to provide limited administration services in accordance with the administration agreement.

D. CUSTODIAN: Investors Fiduciary Trust Company serves as custodian for the Fund's assets held in accordance with the custodian agreement.

E. PURCHASES AND SALES: For the year ended October 31, 1999, the Fund made purchases of $38,385,840 and sales of $28,478,864 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities during the period.

F. DIRECTORS AND LEGAL FEES: Each Director, who is not an officer or affiliated person, receives $1,500 per annum plus $250 per meeting attended. Legal fees of $16,620 were paid to a law firm in which a partner is an officer of the Fund.

G. OTHER: At October 31, 1999, 99.9% of total shares outstanding were held by one record shareholder.

                        REPORT OF INDEPENDENT ACCOUNTANTS


The Board of Directors and Shareholders
Clarion CMBS Value Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and cash flows, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Clarion CMBS Value Fund, Inc. (the "Fund") at October 31, 1999, and the results of its operations and cash flows, the changes in its net assets and the financial highlights for the year then ended, the year ended October 31, 1996 and the period from December 21, 1994 (commencement of operations) to October 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above. The financial statements for the year ended October 31, 1998, including the financial highlights for each of the two years in the period ended October 31, 1998, were audited by other independent accountants whose report dated November 19, 1998 expressed an unqualified opinion on those financial statements.



PricewaterhouseCoopers LLP

New York, New York
December 16, 1999

                        CHANGE IN INDEPENDENT ACCOUNTANT


On August 13, 1999, McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through October 31, 1998, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

Effective October 31, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditors.